SUMMARY OF VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year		¥ (162,019)	¥ (173,529)	¥ (140,189)
Changes of valuation allowance (1)	[1]	(14,410)	11,510	(33,340)
Balance at end of the year		¥ (176,429)	¥ (162,019)	¥ (173,529)

[1]	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination as of December 31, 2024 and 2025, the Group evaluates a variety of factors supporting the utilization of carry-forwards through a forecast of future taxable profits for each impacted entity within a specific tax jurisdiction, including: the Group’s entities’ operating history and forecast, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2024 and 2025, valuation allowances on a large part of deferred tax assets were provided because it was more likely than not that such portion of deferred tax will not be realized based on the Company’s estimate of future taxable incomes of all its subsidiaries.